Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 4,034,000	$ 4,548,000
Non-current assets	7,593,000	7,202,000
Current liabilities	(2,638,000)	(2,606,000)
Non-current liabilities	(2,952,000)	(3,431,000)
Equity	(6,037,000)	(5,713,000)	$ (4,736,000)	$ (4,088,000)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	278	267
Non-current assets	376	392
Current liabilities	(102)	(145)
Non-current liabilities	(43)	(48)
Equity	$ (509)	$ (466)